Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Trading Symbol	GTHX
Entity Registrant Name	G1 THERAPEUTICS, INC.
Entity Central Index Key	0001560241
Entity Filer Category	Non-accelerated Filer